Insurance Liabilities - Contractholder Funding Agreements (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Feb. 28, 2021 USD ($)	Nov. 30, 2017 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2001 USD ($)	Dec. 31, 1998 USD ($)
Funding agreement disclosures
Number of separate funding agreement programs | item	5
Funding agreements	$ 12,318.7	$ 11,685.5
FHLB Des Moines funding agreement program
Funding agreement disclosures
Funding agreements	4,275.5	4,252.4
1998 Funding agreement program
Funding agreement disclosures
Maximum authorized amount of funding agreements to be issued								$ 4,000.0
Funding agreements	75.6	75.0
2001 Funding agreement program
Funding agreement disclosures
Maximum authorized amount of funding agreements to be issued							$ 7,000.0
Funding agreements	201.9	201.8
2011 Funding agreement program
Funding agreement disclosures
Maximum authorized amount of funding agreements to be issued						$ 5,000.0
Funding agreements	$ 7,765.7	$ 7,156.3
Additional maximum authorized amount of funding agreements to be issued			$ 4,000.0	$ 4,000.0	$ 4,000.0